Acquisition (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Pro forma:
Net Sales	$ 4,530,088	$ 4,014,154	$ 18,961,528	$ 11,490,257	$ 15,673,801	$ 11,702,194
Net Loss applicable to Common Stockholders	$ (4,101,606)	$ (4,614,264)	$ (7,862,415)	$ (16,898,135)	$ (13,671,124)	$ (16,394,632)
Net Loss Per Share - Basic and Diluted applicable to Common Stockholders	$ (0.28)	$ (0.53)	$ (0.71)	$ (2.09)	$ (2.23)	$ (6.05)